CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)
Common stock, share issued	1	1
Common stock, share outstanding	1	1